Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement
Summary of financial instruments measured or disclosed at fair value on a recurring basis

	Fair Value Measurement at
	December 31, 2022 Using
	Quoted Prices	Significant
	in Active Market	Other	Unobservable	Fair Value at
	for Identical	Observable	inputs	December 31,
	Assets (Level 1)	Inputs (Level 2)	(Level 3)	2022
	RMB	RMB	RMB	RMB	US$
Short-term investments	—	111,353	—	111,353	16,145
Total	—	111,353	—	111,353	16,145